UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)
(Exact name of registrant as specified in charter)

120 N Hale Street, Suite 200

Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Bruce Bond
Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)
120 N Hale Street, Suite 200

Wheaton, IL 60187

(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

EXPLANATORY NOTE: This Form N-Q filing covers the Innovator S&P High Quality Preferred ETF (EPRF).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments

June 30, 2018 (unaudited)

7

Investments	Shares	Value
PREFERRED STOCKS—99.2%
Banks—14.7%
BB&T Corp., 5.63%	4,279	$112,837
BB&T Corp., 5.85%	4,415	113,466
BB&T Corp., Series E, 5.63%	4,468	113,711
BB&T Corp., Series F, 5.20%	4,472	112,292
BB&T Corp., Series G, 5.20%	4,470	111,974
HSBC Holdings PLC (United Kingdom), Series A, 6.20%	7,270	193,237
JPMorgan Chase & Co., Series AA, 6.10%	3,551	93,604
JPMorgan Chase & Co., Series BB, 6.15%	3,548	94,199
JPMorgan Chase & Co., Series P, 5.45%	3,697	94,052
JPMorgan Chase & Co., Series T, 6.70%	3,559	93,317
JPMorgan Chase & Co., Series W, 6.30%	3,553	92,733
JPMorgan Chase & Co., Series Y, 6.13%	3,576	93,620
PNC Financial Services Group, Inc. (The), Series Q, 5.38%	22,227	556,564
US Bancorp, 5.15%	22,200	559,218
Wells Fargo & Co., 5.20%	2,290	56,884
Wells Fargo & Co., Series J, 8.00%	2,181	56,052
Wells Fargo & Co., Series O, 5.13%	2,287	56,237
Wells Fargo & Co., Series P, 5.25%	2,278	56,494
Wells Fargo & Co., Series T, 6.00%	2,194	56,649
Wells Fargo & Co., Series V, 6.00%	2,161	55,732
Wells Fargo & Co., Series W, 5.70%	2,237	56,417
Wells Fargo & Co., Series X, 5.50%	2,280	57,000
Wells Fargo & Co., Series Y, 5.63%	2,255	56,758
Total Banks		2,943,047
Capital Markets—22.7%
Apollo Global Management LLC, Series A, 6.38%	11,260	285,216
Apollo Global Management LLC, Series B, 6.38%	11,301	280,830
Ares Management LP, Series A, 7.00%	21,153	565,208
Bank of New York Mellon Corp. (The), 5.20%	22,253	559,885
Carlyle Group LP (The), Series A, 5.88%	23,622	555,589
Charles Schwab Corp. (The), Series C, 6.00%	21,543	571,105
KKR & Co. LP, Series A, 6.75%	10,755	289,094
KKR & Co. LP, Series B, 6.50%	10,842	287,638
Northern Trust Corp., Series C, 5.85%	21,081	574,879
State Street Corp., Series C, 5.25%	11,202	282,851
State Street Corp., Series E, 6.00%	10,685	278,879
Total Capital Markets		4,531,174
Electric Utilities—14.2%
Alabama Power Co., Series A, 5.00%	22,069	562,318
Duke Energy Corp., 5.13%	22,174	571,424

See accompanying Notes to Schedule of Investments.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments, CONTINUED

June 30, 2018 (unaudited)

Investments	Shares	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., 5.00%	11,384	$285,283
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	11,361	285,047
PPL Capital Funding, Inc., Series B, 5.90%	22,121	560,989
SCE Trust II, 5.10%	12,060	292,696
SCE Trust VI, 5.00%	12,374	289,923
Total Electric Utilities		2,847,680
Equity Real Estate Investment—20.1%
Federal Realty Investment Trust, Series C, 5.00%	24,814	590,573
Kimco Realty Corp., Series I, 6.00%	4,522	113,140
Kimco Realty Corp., Series J, 5.50%	4,906	116,468
Kimco Realty Corp., Series K, 5.63%	4,836	115,580
Kimco Realty Corp., Series L, 5.13%	5,212	119,407
Kimco Realty Corp., Series M, 5.25%	5,176	116,305
National Retail Properties, Inc., Series E, 5.70%	11,135	273,810
National Retail Properties, Inc., Series F, 5.20%	12,050	280,524
PS Business Parks, Inc., Series U, 5.75%	5,673	143,130
PS Business Parks, Inc., Series W, 5.20%	5,935	141,847
PS Business Parks, Inc., Series X, 5.25%	6,051	144,014
PS Business Parks, Inc., Series Y, 5.20%	6,157	143,951
Public Storage, Series A, 5.88%	1,958	50,849
Public Storage, Series B, 5.40%	2,030	51,745
Public Storage, Series C, 5.13%	2,064	51,435
Public Storage, Series D, 4.95%	2,165	53,432
Public Storage, Series E, 4.90%	2,190	52,954
Public Storage, Series F, 5.15%	2,118	52,632
Public Storage, Series G, 5.05%	2,163	53,448
Public Storage, Series U, 5.63%	2,038	51,500
Public Storage, Series V, 5.38%	2,049	51,246
Public Storage, Series W, 5.20%	2,143	53,361
Public Storage, Series Y, 6.38%	1,940	50,653
Senior Housing Properties Trust, 5.63%	22,759	564,423
Welltower, Inc., Series I, 6.50%	9,863	586,355
Total Equity Real Estate Investment		4,022,782
Insurance—24.4%
Aegon NV (Netherlands), 6.38%	7,248	188,376
Aegon NV (Netherlands), 6.50%	7,164	188,270
Arch Capital Group Ltd. (Bermuda), Series E, 5.25%	11,683	279,691
Arch Capital Group Ltd. (Bermuda), Series F, 5.45%	11,510	280,959
Axis Capital Holdings Ltd. (Bermuda), Series D, 5.50%	11,468	287,388
Axis Capital Holdings Ltd. (Bermuda), Series E, 5.50%	11,449	281,760
PartnerRe Ltd. (Bermuda), Series H, 7.25%	20,266	559,747

See accompanying Notes to Schedule of Investments.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments, CONTINUED

June 30, 2018 (unaudited)

Investments	Shares	Value
Insurance (continued)
Prudential Financial, Inc., 5.70%	11,180	$282,519
Prudential Financial, Inc., 5.75%	11,091	284,041
Prudential PLC (United Kingdom), 6.50%	10,775	287,261
Prudential PLC (United Kingdom), 6.75%	10,734	281,016
RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38%	22,585	554,913
Selective Insurance Group, Inc., 5.88%	22,458	567,289
Validus Holdings Ltd. (Bermuda), Series A, 5.88%	11,065	284,370
Validus Holdings Ltd. (Bermuda), Series B, 5.80%	11,166	283,840
Total Insurance		4,891,440
Machinery—2.8%
Stanley Black & Decker, Inc., 5.75%	22,139	562,995
Mortgage Real Estate Investment—0.3%
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	2,143	55,504

Total Preferred Stocks
(Cost $19,965,541)		19,854,622

MONEY MARKET FUND—0.5%
Goldman Sachs Financial Square Funds - Government Fund, 1.81% (a) (Cost $109,527)	109,527	109,527
Total Investments—99.7% (Cost $20,075,068)		19,964,149
Other Assets in Excess of Liabilities—0.3%		60,170
Net Assets—100.0%		$20,024,319

(a)	Rate shown represents annualized 7-day yield as of June 30, 2018.

See accompanying Notes to Schedule of Investments.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments, CONTINUED

June 30, 2018 (unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$19,854,622	$–	$–	$19,854,622
Money Market Fund	109,527	–	–	109,527
Total	$19,964,149	$–	$–	$19,964,149

For the period ended June 30, 2018, there were no transfers between any levels. As of June 30, 2018 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

1.     ORGANIZATION

The Innovator ETFs Trust II (the "Trust"), formerly Elkhorn ETF Trust, was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Innovator S&P High Quality Preferred ETF, (the "Fund") is presented herein. The Fund is classified as a non-diversified series of the Trust.

The Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies".

2.     SECURITIES VALUATION

Investment Valuation:

The Fund calculates its net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange other than The Nasdaq Stock Market ("Nasdaq") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on Nasdaq are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on Nasdaq, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, the Adviser determines the price of the security held by the Fund based on a determination of the security's fair value pursuant to policies and procedures approved by the Board of Trustees (the "Board"). In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities. Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund's investments at June 30, 2018, is disclosed at the end of the Fund's Schedule of Investments.

3.     SUBSEQUENT EVENT

The Board of Innovator ETFs Trust II has approved a change in the Fund’s name from “Innovator S&P High Quality Preferred ETF” to “Innovator S&P Investment Grade Preferred ETF,” effective July 16, 2018.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)

By (Signature and Title)*	/s/	Bruce Bond
Bruce Bond, President and Chief Executive Officer (principal executive officer)

Date	8/3/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Bruce Bond
Bruce Bond, President and Chief Executive Officer (principal executive officer)

Date	8/3/2018

By (Signature and Title)*	/s/	John Southard
John Southard, Chief Financial Officer (principal financial officer)

Date	8/3/2018

* Print the name and title of each signing officer under his or her signature.